Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of fair value measurement [text block] [Abstract]
Schedule of financial assets and liabilities measured at fair value on a recurring basis
	Fair value measurements
	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Convertible bonds at fair value through profit or loss (Note 4)	-	1,238	-	1,238
Dividend preference derivative in TSG (1)	-	-	1,707	1,707
	$-	$1,238	$1,707	$2,945

Liabilities:
Foreign currency derivative contracts	-	707	-	707
Contingent consideration in respect of business combination	-	-	18,456	18,456
Liabilities from acquisition of non-controlling interests (put options)	-	-	64,018	64,018
	-	$707	$82,474	$83,181
	Fair value measurements
	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Convertible bonds at fair value through profit or loss (Note 4)	-	1,112	-	1,112
Corporate bonds at fair value through other comprehensive income (Note 4)	-	5,488	-	5,488
Dividend preference derivative in TSG (1)	-	-	1,539	1,539
	$-	$6,600	$1,539	$8,139

Liabilities:
Foreign currency derivative contracts	-	67	-	67
Contingent consideration in respect of business combination	-	-	13,979	13,979
Liabilities from acquisition of non-controlling interests (put options)	-	-	54,850	54,850
	$-	$67	$68,829	$68,896